Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 606.0	$ 658.0
Less: Accumulated depreciation	(391.0)	(473.0)
Total property and equipment, net	215.0	185.0
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0.0	75.0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	159.0	162.0
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	388.0	368.0
Fixtures and motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43.0	53.0
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16.0	$ 0.0